Vanguard ESG International Stock ETF Investment Objectives and Goals - ETF Prospectus [Member] - Vanguard ESG International Stock ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard ESG International Stock ETF (the “Fund”) seeks to track the performance of a benchmark index that measures the investment return of large-, mid-, and small-capitalization stocks of companies located in developed and emerging markets outside of the United States and is screened for certain environmental, social, and corporate governance criteria.